Schedule of Potential Shares of Common Stock Excluded from the Calculation of Diluted Net Income Per Share (Parenthetical) (Details)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Debt instrument, interest rate	0.25%	0.25%
Debt instrument maturity date	Sep. 01, 2022
0.25% Convertible Senior Note Due 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Debt instrument, interest rate	0.25%	0.25%
Debt instrument maturity date	Sep. 01, 2022